UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2024

CLEARBRIDGE

GLOBAL INFRASTRUCTURE INCOME FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Global Infrastructure Income Fund for the six-month reporting period ended March 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

II	ClearBridge Global Infrastructure Income Fund

Performance review

For the six months ended March 31, 2024, Class IS shares of ClearBridge Global Infrastructure Income Fund returned 11.80%. The Fund’s unmanaged benchmark, the S&P Global Infrastructure Index (NR)i, returned 11.95% for the same period.

Performance Snapshot as of March 31, 2024 (unaudited)
(excluding sales charges)	6 months
ClearBridge Global Infrastructure Income Fund:
Class A	11.54%
Class C	11.08%[1]
Class I	11.68%[1]
Class IS	11.80%
S&P Global Infrastructure Index (NR)	11.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.38%, 2.14%, 1.15% and 1.00%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or

[1]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at September 30, 2023 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

ClearBridge Global Infrastructure Income Fund	III

Performance review (cont’d)

reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

RISKS: Equity securities are subject to market and price fluctuations. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. Because the Fund invests significantly in companies that are engaged in the infrastructure business, the Fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging markets countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Because this Fund holds a concentrated portfolio of securities and invests in certain regions or industries, it has increased vulnerability to market volatility. The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as risks associated with small-and mid-cap investments. Investments in master limited partnerships (“MLPs”) include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, changes in tax laws, and other risks of the MLP and energy sector. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in

IV	ClearBridge Global Infrastructure Income Fund

response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The S&P Global Infrastructure Index (NR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. Net Returns (NR) include income net of tax withholding when dividends are paid.

ClearBridge Global Infrastructure Income Fund	V

Fund at a glance† (unaudited)

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and September 30, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.54%		$1,000.00	$1,115.40	1.25%	$6.61	Class A	5.00%	$1,000.00	$1,018.75	1.25%	$6.31
Class C	11.08	[4]	1,000.00	1,110.80	2.06	10.87	Class C	5.00	1,000.00	1,014.70	2.06	10.38
Class I	11.68	[4]	1,000.00	1,116.80	0.96	5.08	Class I	5.00	1,000.00	1,020.20	0.96	4.85
Class IS	11.80		1,000.00	1,118.00	0.86	4.55	Class IS	5.00	1,000.00	1,020.70	0.86	4.34

2	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

[1]	For the six months ended March 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

[4]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at September 30, 2023 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2024

ClearBridge Global Infrastructure Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.3%
Energy — 7.4%
Oil, Gas & Consumable Fuels — 7.4%
Enbridge Inc.	34,534	$1,247,971
Gibson Energy Inc.	130,340	2,218,922
Pembina Pipeline Corp.	133,700	4,719,056
TC Energy Corp.	32,632	1,311,495
Total Energy		9,497,444
Industrials — 16.2%
Construction & Engineering — 2.7%
Ferrovial SE	87,126	3,449,480	(a)
Ground Transportation — 7.3%
Union Pacific Corp.	22,524	5,539,327
West Japan Railway Co.	184,772	3,828,972	(a)
Total Ground Transportation		9,368,299
Transportation Infrastructure — 6.2%
Aeroports de Paris SA	22,724	3,115,788	(a)
Atlas Arteria Ltd.	817,942	2,840,208	(a)
CCR SA	740,033	2,043,597
Total Transportation Infrastructure		7,999,593
Total Industrials		20,817,372
Real Estate — 8.3%
Specialized REITs — 8.3%
American Tower Corp.	24,040	4,750,064
Crown Castle Inc.	55,809	5,906,266
Total Real Estate		10,656,330
Utilities — 65.4%
Electric Utilities — 36.4%
Constellation Energy Corp.	14,340	2,650,749
CPFL Energia SA	231,246	1,607,297
EDP - Energias de Portugal SA	1,513,833	5,906,421	(a)
Enel SpA	620,238	4,094,500	(a)
Entergy Corp.	62,865	6,643,573
Eversource Energy	75,676	4,523,155
Iberdrola SA	210,523	2,614,770	(a)
NextEra Energy Inc.	83,921	5,363,391
OGE Energy Corp.	118,389	4,060,743
Redeia Corp. SA	257,467	4,397,808	(a)
Southern Co.	69,700	5,000,278
Total Electric Utilities		46,862,685

See Notes to Financial Statements.

4	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

ClearBridge Global Infrastructure Income Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Gas Utilities — 5.8%
China Resources Gas Group Ltd.		716,980	$2,287,920	(a)
Enagas SA		103,596	1,539,004	(a)
Snam SpA		776,862	3,668,112	(a)
Total Gas Utilities			7,495,036
Independent Power and Renewable Electricity Producers — 3.8%
Brookfield Renewable Corp., Class A Shares		50,107	1,231,129
NextEra Energy Partners LP		120,130	3,613,511
Total Independent Power and Renewable Electricity Producers			4,844,640
Multi-Utilities — 14.0%
Dominion Energy Inc.		94,650	4,655,833
E.ON SE		330,107	4,595,725	(a)
National Grid PLC		437,505	5,894,947	(a)
Public Service Enterprise Group Inc.		43,838	2,927,502
Total Multi-Utilities			18,074,007
Water Utilities — 5.4%
Pennon Group PLC		352,320	2,879,308
Severn Trent PLC		86,932	2,712,561	(a)
United Utilities Group PLC		105,613	1,372,297	(a)
Total Water Utilities			6,964,166
Total Utilities			84,240,534
Total Common Stocks (Cost — $119,753,809)			125,211,680

Rate
Preferred Stocks — 2.3%
Utilities — 2.3%
Electric Utilities — 2.3%
Centrais Eletricas Brasileiras SA, Class B Shares (Cost — $2,495,543)	3.197%	325,866	3,036,192	(b)
Total Investments before Short-Term Investments (Cost — $122,249,352)			128,247,872
Short-Term Investments — 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $730,341)	5.245%	730,341	730,341	(c)
Total Investments — 100.2% (Cost — $122,979,693)			128,978,213
Liabilities in Excess of Other Assets — (0.2)%			(240,230)
Total Net Assets — 100.0%			$128,737,983

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	The rate shown represents the yield as of March 31, 2024.

(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2024

ClearBridge Global Infrastructure Income Fund

Summary of Investments by Country#
United States	46.8%
United Kingdom	10.0
Canada	7.3
Spain	6.6
Italy	6.0
Brazil	5.2
Portugal	4.6
Germany	3.5
Japan	3.0
France	2.4
Australia	2.2
China	1.8
Short-Term Investments	0.6
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2024 and are subject to change.

See Notes to Financial Statements.

6	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2024

Assets:
Investments, at value (Cost — $122,979,693)	$128,978,213
Foreign currency, at value (Cost — $56,498)	56,662
Cash	112,403
Receivable for securities sold	2,314,518
Dividends receivable	462,213
Receivable for Fund shares sold	94,816
Prepaid expenses	2,413
Total Assets	132,021,238

Liabilities:
Payable for Fund shares repurchased	2,454,317
Payable for securities purchased	631,048
Investment management fee payable	49,494
Distributions payable	35,571
Service and/or distribution fees payable	4,440
Trustees’ fees payable	1,723
Accrued expenses	106,662
Total Liabilities	3,283,255
Total Net Assets	$128,737,983

Net Assets:
Par value (Note 7)	$105
Paid-in capital in excess of par value	142,740,765
Total distributable earnings (loss)	(14,002,887)
Total Net Assets	$128,737,983

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2024

Net Assets:
Class A	$17,648,516
Class C	$848,396
Class I	$87,607,753
Class IS	$22,633,318

Shares Outstanding:
Class A	1,437,734
Class C	69,311
Class I	7,123,355
Class IS	1,836,144

Net Asset Value:
Class A (and redemption price)	$12.28
Class C*	$12.24
Class I (and redemption price)	$12.30
Class IS (and redemption price)	$12.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$12.99

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

8	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2024

Investment Income:
Dividends	$3,177,418
Less: Foreign taxes withheld	(193,343)
Total Investment Income	2,984,075

Expenses:
Investment management fee (Note 2)	542,906
Transfer agent fees (Notes 2 and 5)	171,772
Registration fees	47,201
Fund accounting fees	36,403
Service and/or distribution fees (Notes 2 and 5)	26,443
Audit and tax fees	20,308
Legal fees	16,160
Shareholder reports	9,559
Custody fees	7,448
Interest expense	6,468
Trustees’ fees	5,193
Commitment fees (Note 8)	620
Insurance	536
Fees recaptured by investment manager (Note 2)	284
Miscellaneous expenses	3,002
Total Expenses	894,303
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(225,828)
Net Expenses	668,475
Net Investment Income	2,315,600

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	(5,201,352)
Foreign currency transactions	25,405
Net Realized Loss	(5,175,947)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	18,014,013
Foreign currencies	5,527
Change in Net Unrealized Appreciation (Depreciation)	18,019,540
Net Gain on Investments and Foreign Currency Transactions	12,843,593
Increase in Net Assets From Operations	$15,159,193

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended March 31, 2024 (unaudited) and the Year Ended September 30, 2023	2024	2023

Operations:
Net investment income	$2,315,600	$6,503,239
Net realized loss	(5,175,947)	(11,358,819)
Change in net unrealized appreciation (depreciation)	18,019,540	5,515,387
Increase in Net Assets From Operations	15,159,193	659,807

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,800,012)	(9,552,210)
Decrease in Net Assets From Distributions to Shareholders	(1,800,012)	(9,552,210)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	25,396,205	120,296,643
Reinvestment of distributions	1,718,620	8,856,280
Cost of shares repurchased	(51,823,889)	(125,320,524)
Increase (Decrease) in Net Assets From Fund Share Transactions	(24,709,064)	3,832,399
Decrease in Net Assets	(11,349,883)	(5,060,004)

Net Assets:
Beginning of period	140,087,866	145,147,870
End of period	$128,737,983	$140,087,866

See Notes to Financial Statements.

10	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.15	$11.92	$13.43	$11.87	$11.68	$10.77

Income (loss) from operations:
Net investment income	0.19	0.49	0.40	0.53	0.44	0.24
Net realized and unrealized gain (loss)	1.09	(0.53)	(1.31)	1.51	0.14	0.94
Total income (loss) from operations	1.28	(0.04)	(0.91)	2.04	0.58	1.18

Less distributions from:
Net investment income	(0.15)	(0.45)	(0.40)	(0.48)	(0.39)	(0.27)
Net realized gains	—	(0.28)	(0.20)	—	—	—
Total distributions	(0.15)	(0.73)	(0.60)	(0.48)	(0.39)	(0.27)

Net asset value, end of period	$12.28	$11.15	$11.92	$13.43	$11.87	$11.68
Total return[3]	11.54%	(0.76)%	(7.22)%	17.31%	5.07%	11.02%

Net assets, end of period (000s)	$17,649	$18,179	$16,469	$1,035	$153	$123

Ratios to average net assets:
Gross expenses	1.42%[4]	1.37%	1.36%	1.70%[5]	2.17%[5]	2.13%[5]
Net expenses[6,7]	1.25 [4]	1.24	1.21	1.35 [5]	1.35 [5]	1.35 [5]
Net investment income	3.16 [4]	3.85	2.90	3.98	3.78	2.13

Portfolio turnover rate	37%	119%	95%	86%	130%	67%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective July 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to July 1, 2022, the expense limitation was 1.35%.

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2024[2]	2023[3]

Net asset value, beginning of period	$11.12	$11.51

Income (loss) from operations:
Net investment income	0.15	0.44
Net realized and unrealized gain (loss)	1.07	(0.15)
Total income from operations	1.22	0.29

Less distributions from:
Net investment income	(0.10)	(0.40)
Net realized gains	—	(0.28)
Total distributions	(0.10)	(0.68)

Net asset value, end of period	$12.24	$11.12
Total return[4]	10.98%	2.11%

Net assets, end of period (000s)	$848	$577

Ratios to average net assets:
Gross expenses[5]	2.22%[6]	2.13%
Net expenses[5,7,8]	2.06 [6]	2.05
Net investment income[5]	2.45	3.66

Portfolio turnover rate	37%	119%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]	For the period October 14, 2022 (inception date) to September 30, 2023.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[9]	For the year ended September 30, 2023.

See Notes to Financial Statements.

12	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.17	$11.94	$13.45	$11.88	$11.68	$10.78

Income (loss) from operations:
Net investment income	0.21	0.52	0.39	0.56	0.48	0.28
Net realized and unrealized gain (loss)	1.08	(0.52)	(1.27)	1.53	0.15	0.93
Total income (loss) from operations	1.29	0.00 [3]	(0.88)	2.09	0.63	1.21

Less distributions from:
Net investment income	(0.16)	(0.49)	(0.43)	(0.52)	(0.43)	(0.31)
Net realized gains	—	(0.28)	(0.20)	—	—	—
Total distributions	(0.16)	(0.77)	(0.63)	(0.52)	(0.43)	(0.31)

Net asset value, end of period	$12.30	$11.17	$11.94	$13.45	$11.88	$11.68
Total return[4]	11.58%	(0.40)%	(7.02)%	17.74%	5.52%	11.33%

Net assets, end of period (000s)	$87,608	$91,668	$81,268	$3,129	$314	$226

Ratios to average net assets:
Gross expenses	1.38%[5]	1.14%	1.10%[6]	1.35%[6]	2.02%[6]	2.21%[6]
Net expenses[7,8]	0.96 [5]	0.95	0.95 [6]	1.00 [6]	1.00 [6]	1.00 [6]
Net investment income	3.45 [5]	4.10	2.84	4.24	4.15	2.57

Portfolio turnover rate	37%	119%	95%	86%	130%	67%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective July 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to July 1, 2022, the expense limitation was 1.00%.

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.19	$11.97	$13.48	$11.90	$11.71	$10.79

Income (loss) from operations:
Net investment income	0.21	0.52	0.40	0.58	0.50	0.31
Net realized and unrealized gain (loss)	1.10	(0.51)	(1.27)	1.53	0.13	0.93
Total income (loss) from operations	1.31	0.01	(0.87)	2.11	0.63	1.24

Less distributions from:
Net investment income	(0.17)	(0.51)	(0.44)	(0.53)	(0.44)	(0.32)
Net realized gains	—	(0.28)	(0.20)	—	—	—
Total distributions	(0.17)	(0.79)	(0.64)	(0.53)	(0.44)	(0.32)

Net asset value, end of period	$12.33	$11.19	$11.97	$13.48	$11.90	$11.71
Total return[3]	11.80%	(0.42)%	(6.94)%	17.88%	5.52%	11.63%

Net assets, end of period (000s)	$22,633	$29,663	$47,412	$70,602	$27,168	$22,962

Ratios to average net assets:
Gross expenses	1.03%[4]	0.99%	1.04%	1.25%	1.71%[5]	1.69%[5]
Net expenses[6,7]	0.86 [4]	0.85	0.89	0.90	0.90 [5]	0.90 [5]
Net investment income	3.48 [4]	4.02	2.81	4.38	4.24	2.81

Portfolio turnover rate	37%	119%	95%	86%	130%	67%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective July 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to July 1, 2022, the expense limitation was 0.90% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

14	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Infrastructure Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Industrials	$7,582,924	$13,234,448	—	$20,817,372
Utilities	45,156,469	39,084,065	—	84,240,534
Other Common Stocks	20,153,774	—	—	20,153,774
Preferred Stocks	3,036,192	—	—	3,036,192
Total Long-Term Investments	75,929,359	52,318,513	—	128,247,872
Short-Term Investments†	730,341	—	—	730,341
Total Investments	$76,659,700	$52,318,513	—	$128,978,213

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Concentration risk. The Fund invests significantly in companies that are engaged in the infrastructure business and is therefore more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of

18	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and ClearBridge Investments (North America) Pty Limited (“ClearBridge”) is the Fund’s

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at a rate of 0.80% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class C, Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

During the six months ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $225,828.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

20	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

Pursuant to these arrangements, at March 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2024	$1,902	—	$4,393	$173,458
Expires September 30, 2025	9,557	—	36,680	107,392
Expires September 30, 2026	27,492	—	186,112	58,336
Expires September 30, 2027	14,895	$633	187,561	22,739
Total fee waivers/expense reimbursements subject to recapture	$53,846	$633	$414,746	$361,925

For the six months ended March 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class C
FTFA recaptured	$284

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,810 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,640
CDSCs	—

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$48,601,334
Sales	71,693,171

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$122,979,693	$10,292,246	$(4,293,726)	$5,998,520

4. Derivative instruments and hedging activities

During the six months ended March 31, 2024, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$22,602	$12,725
Class C	3,841	459
Class I	—	157,806
Class IS	—	782
Total	$26,443	$171,772

22	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

For the six months ended March 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$14,895
Class C	633
Class I	187,561
Class IS	22,739
Total	$225,828

6. Distributions to shareholders by class

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$215,123	$750,660
Class C	6,800	18,303	†
Class I	1,214,759	3,894,836
Class IS	363,330	1,428,759
Total	$1,800,012	$6,092,558

Net Realized Gains:
Class A	—	$459,922
Class C	—	3,115	†
Class I	—	1,970,041
Class IS	—	1,026,574
Total	—	$3,459,652

†	For the period October 14, 2022 (inception date) to September 30, 2023.

7. Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares		Amount

Class A
Shares sold	119,593	$1,434,807	982,807		$12,522,679
Shares issued on reinvestment	17,219	213,729	98,299		1,199,765
Shares repurchased	(329,865)	(3,892,539)	(831,992)		(10,573,257)
Net increase (decrease)	(193,053)	$(2,244,003)	249,114		$3,149,187

Class C
Shares sold	23,699	$274,411	56,354	†	$722,624	†
Shares issued on reinvestment	545	6,753	1,776	†	21,111	†
Shares repurchased	(6,809)	(83,159)	(6,254)	†	(79,923)	†
Net increase	17,435	$198,005	51,876		$663,812

Class I
Shares sold	1,975,369	$23,435,033	7,956,987		$100,835,919
Shares issued on reinvestment	96,667	1,201,754	476,706		5,811,864
Shares repurchased	(3,156,643)	(37,473,734)	(7,031,789)		(89,720,728)
Net increase (decrease)	(1,084,607)	$(12,836,947)	1,401,904		$16,927,055

Class IS
Shares sold	20,964	$251,954	480,192		$6,215,421
Shares issued on reinvestment	23,769	296,384	148,776		1,823,540
Shares repurchased	(858,695)	(10,374,457)	(1,939,467)		(24,946,616)
Net decrease	(813,962)	$(9,826,119)	(1,310,499)		$(16,907,655)

†	For the period October 14, 2022 (inception date) to September 30, 2023.

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2024.

24	ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report

9. Deferred capital losses

As of September 30, 2023, the Fund had deferred capital losses of $8,440,738, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

ClearBridge Global Infrastructure Income Fund 2024 Semi-Annual Report	25

ClearBridge

Global Infrastructure Income Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

RobinJ.W.Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

ClearBridge Investments (North America) Pty Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

ClearBridge Global Infrastructure Income Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Global Infrastructure Income Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Global Infrastructure Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

RARE369211 5/24 SR24-4864

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2024